Leases - Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2023	$ 1,527
2024	1,026
2025	970
2026	801
2027	637
2028 and thereafter	1,200
Total lease payments	6,161
Less imputed interest	(392)
Total	$ 5,769	$ 6,602